Financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Disclosure of redeemable preference shares with no fixed redemption date
$
Balance, December 31, 2017	-
Initial recognition of preferred shares at fair value	148,850
Fair value adjustment for the year	4,801
Balance, December 31, 2018	153,651

Disclosure of redeemable preference share with determinable redemption date
$
Balance, December 31, 2017	-
Initial recognition of preferred shares at fair value	19,231
Accretion income for the year	253
Balance, December 31, 2018	19,484